Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Albemarle Shareholders' Equity	Non-controlling Interests
Beginning Balance at Dec. 31, 2012	$ 1,932,008	$ 889	$ 2,761	$ 85,264	$ 1,744,684	$ 1,833,598	$ 98,410
Beginning Balance (in shares) at Dec. 31, 2012		88,899,209
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	89,516				83,987	83,987	5,529
Other comprehensive (loss) income	(33,951)			(34,255)		(34,255)	304
Cash dividends declared	(21,226)				(21,226)	(21,226)	0
Stock-based compensation and other	2,237		2,237			2,237
Exercise of stock options (in shares)		64,368
Exercise of stock options	1,720	1	1,719			1,720
Shares repurchased (in shares)		(1,013,650)
Shares repurchased	(64,522)	(10)	(1,167)		(63,345)	(64,522)
Tax benefit related to stock plans	1,901		1,901			1,901
Issuance of common stock, net (in shares)		216,113
Issuance of common stock, net		2	(2)
Shares withheld for withholding taxes associated with common stock issuances (in shares)		(85,488)
Shares withheld for withholding taxes associated with common stock issuances	(5,443)	(1)	(5,442)			(5,443)
Ending Balance at Mar. 31, 2013	1,902,240	881	2,007	51,009	1,744,100	1,797,997	104,243
Ending Balance (in shares) at Mar. 31, 2013		88,080,552
Beginning Balance at Dec. 31, 2013	1,742,776	801	9,957	116,245	1,500,358	1,627,361	115,415
Beginning Balance (in shares) at Dec. 31, 2013		80,052,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	64,235				56,583	56,583	7,652
Other comprehensive (loss) income	(9,535)			(9,318)		(9,318)	(217)
Cash dividends declared	(21,873)				(21,873)	(21,873)	0
Stock-based compensation and other	3,099		3,099			3,099
Exercise of stock options (in shares)		41,680
Exercise of stock options	1,281	0	1,281			1,281
Shares repurchased (in shares)		(623,248)
Shares repurchased	(50,000)	(6)	(8,842)		(41,152)	(50,000)
Tax benefit related to stock plans	586		586			586
Issuance of common stock, net (in shares)		119,685
Issuance of common stock, net		1	(1)
Shares withheld for withholding taxes associated with common stock issuances (in shares)		(46,667)
Shares withheld for withholding taxes associated with common stock issuances	(2,968)	(1)	(2,967)			(2,968)
Ending Balance at Mar. 31, 2014	$ 1,727,601	$ 795	$ 3,113	$ 106,927	$ 1,493,916	$ 1,604,751	$ 122,850
Ending Balance (in shares) at Mar. 31, 2014		79,544,292